INCOME TAXES	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
Disclosure of income tax [text block]
NOTE 6. INCOME TAXES

The tax rates applicable in the countries in which Arauco operates are 27% in Chile, 30% in Argentina
 and
M
exico
, 34% in Brazil, 25% in Uruguay and 21% in the United States (federal tax).

On December 29, 2017, Law No. 27,430 was enacted in the Official Gazette of Argentina, which amended several articles of the Income Tax Act. The most relevant amendments include the reduction of the federal income tax rate from 35% to 30% by 2018 and 2019 fiscal years, and 25% by 2020.

On March 25, 2019, the subsidiary Arauco Argentina S.A. chose to conduct the Tax Reappraisal set forth in Title X – Chapter 1 of Law No. 27,430. The option was exercised for all Properties, Plants and Equipments included in the category of amortizable movable assets, pursuant to the income tax law, which were adjusted to inflation using the coefficients published in such law for the purposes of calculating the aforementioned tax. The effect of the special tax in the presentation was $122,835,595 argentine pesos (equivalent to ThU.S.$2,053 as of December 31, 2019), which was paid in six instalments during year 2019. Additionally, the increase of the value of these tax assets, arising from this adjustment, generated a decrease of the liabilities for deferred taxes as of December 31, 2019 of approximately ThU.S.$12,629. Both the loss for the special tax as well as the profits for the decrease of the deferred tax, are shown in the Income tax line.

Deferred Tax Assets

The following table sets forth the deferred tax assets as of the dates indicated:

	12-31-2019	12-31-2018
Deferred Tax Assets	ThU.S.$	ThU.S.$
Deferred tax Assets relating to Provisions	5,749	6,105
Deferred tax Assets relating to Accrued Liabilities	7,182	10,906
Deferred tax Assets relating to Post-Employment benefits	20,378	19,072
Deferred tax Assets relating to Property, Plant and equipment	16,609	10,125
Deferred tax Assets relating to Impairment provision	20,169	11,963
Deferred tax Assets relating to Financial Instruments	68,390	9,761
Deferred tax Assets relating to Tax Loss Carryforward	144,652	109,320
Deferred tax Assets relating to Inventories	12,460	5,532
Deferred tax Assets relating to Provisions for Income	6,631	7,443
Deferred tax Assets relating to Allowance for Doubtful Accounts	4,349	5,001
Deferred tax Assets relating to Intangible revaluation	6,044	7,651
Deferred tax Assets relating to tax credits	8,029	-
Deferred tax Assets relating to Other Deductible Temporary Differences	16,161	11,328
Total Deferred Tax Assets	336,803	214,207
Offsetting presentation	(330,736)	(209,572)
Net Effect	6,067	4,635

Certain subsidiaries of Arauco mainly in Chile, USA, Brazil and Uruguay, as of the date of these consolidated financial statements, present tax losses for which we estimate that, given the projection of future profits, will allow the recovery of these assets. The total amount of these tax losses is
ThU.S.$550,551
(
ThU.S.$
368,938
at December 31, 2018), which are mainly originated by operational and financial losses.

In addition, as of the closing date of these consolidated financial statements there are ThU.S.$188,474
(ThU.S.$
183,162
at December 31, 2018) of non-recoverable tax losses from companies in Uruguay as joint operations based on the participation of Arauco and subsidiaries in USA, for which deferred tax assets have not been recognized. The estimated recovery period exceeds the expiry date of such tax losses.

Deferred Tax Liabilities

The following table sets forth the deferred tax liabilities as of the dates indicated:

	12-31-2019	12-31-2018
Deferred Tax Liabilities	ThU.S.$	ThU.S.$
Deferred tax Liabilities relating to Property, Plant and Equipment	900,415	831,471
Deferred tax Liabilities relating to Financial Instruments	25,630	14,225
Deferred tax Liabilities relating to Biological Assets	642,221	661,582
Deferred tax Liabilities relating to Inventory	38,251	39,025
Deferred tax Liabilities relating to Prepaid Expenses	41,338	37,897
Deferred tax Liabilities relating to Intangible	17,942	20,240
Deferred tax Liabilities relating to Other Taxable Temporary Differences	25,126	22,790
Total Deferred Tax Liabilities	1,690,923	1,627,230
Offsetting presentation	(330,736)	(209,572)
Net Effect	1,360,187	1,417,658

The effect of changes in current and deferred tax liabilities related to financial hedging instruments corresponds to a credit of ThU.S.$1,686 as of December 31, 2019 (ThU.S.$4,474 as of December 31, 2018), which is presented net in Reserves for Cash Flow Hedges in the Consolidated Statement of Changes in Equity.

Reconciliation of deferred tax assets and liabilities

			Deferred tax of items charged	Increase (decrease)	Increase
	Opening Balance 01-01-2019	Deferred tax Expenses (Income)	to other comprehensive income	through business combinations	(decrease) Net exchange differences	Closing balance 12-31-2019
Deferred Tax Assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Assets relating to Provisions	6,105	(517)	-	244	(83)	5,749
Deferred tax Assets relating to Accrued Liabilities	10,906	(3,921)	-	197	-	7,182
Deferred tax Assets relating to Post-Employment benefits	19,072	423	717	150	16	20,378
Deferred tax Assets relating to Property, Plant and equipment	10,125	6,484	-	-	-	16,609
Deferred tax Assets relating to Impairment provision	11,963	8,385	-	-	(179)	20,169
Deferred tax Assets relating to Financial Instruments	9,761	55,087	3,609	-	(67)	68,390
Deferred tax Assets relating to Tax Loss Carryforward	109,320	35,577	-	1,505	(1,750)	144,652
Deferred tax Assets relating to Inventories	5,532	6,288	-	279	361	12,460
Deferred tax Assets relating to Provisions for Income	7,443	(657)	-	112	(267)	6,631
Deferred tax Assets relating to Allowance for Doubtful Accounts	5,001	(645)	-	68	(75)	4,349
Deferred tax Assets relating to Intangible revaluation	7,651	(1,345)	-	-	(262)	6,044
Deferred tax Assets relating to tax credits	-	8,029	-	-	-	8,029
Deferred tax Assets relating to Other Deductible Temporary Differences	11,328	4,470	-	731	(368)	16,161
Total Deferred Tax Assets	214,207	117,658	4,326	3,286	(2,674)	336,803

			Deferred tax of items charged	Increase (decrease)	Increase
	Opening Balance 01-01-2019	Deferred tax Expenses (Income)	to other comprehensive income	through business combinations	(decrease) Net exchange differences	Closing balance 12-31-2019
Deferred Tax Liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Liabilities relating to Property, Plant and Equipment	831,471	66,656	-	4,234	(1,946)	900,415
Deferred tax Liabilities relating to Financial Instruments	14,225	11,405	-	-	-	25,630
Deferred tax Liabilities relating to Biological Assets	661,582	(15,770)	-	-	(3,591)	642,221
Deferred tax Liabilities relating to Inventory	39,025	(774)	-	-	-	38,251
Deferred tax Liabilities relating to Prepaid Expenses	37,897	3,487	-	69	(115)	41,338
Deferred tax Liabilities relating to Intangible	20,240	(1,914)	-	-	(384)	17,942
Deferred tax Liabilities relating to Other Taxable Temporary Differences	22,790	2,905	-	182	(422)	25,126
Total Deferred Tax Liabilities	1,627,230	65,995	-	4,485	(6,787)	1,690,923

	Opening Balance 01-01-2018 IAS 39	Amounts restated	Opening Balance 01-01-2018 IFRS 9	Deferred tax Expenses (Income)	Deferred tax of items charged to other comprehensive income	Increase (decrease) Net exchange differences	Closing balance 12-31-2018
Deferred Tax Assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Assets relating to Provisions	7,433	-	7,433	(1,015)	-	(313)	6,105
Deferred tax Assets relating to Accrued Liabilities	11,267	-	11,267	(361)	-	-	10,906
Deferred tax Assets relating to Post-Employment benefits	19,276	-	19,276	297	(504)	3	19,072
Deferred tax Assets relating to Property, Plant and equipment	11,657	-	11,657	(1,532)	-	-	10,125
Deferred tax Assets relating to Impairment provision	13,640	-	13,640	-		(1,677)	11,963
Deferred tax Assets relating to Financial Instruments	4,348	709	5,057	(507)	5,211	-	9,761
Deferred tax Assets relating to Tax Loss Carryforward	62,706	-	62,706	53,103	-	(6,489)	109,320
Deferred tax Assets relating to Inventories	5,941	-	5,941	(378)	-	(31)	5,532
Deferred tax Assets relating to Provisions for Income	21,354	-	21,354	(13,910)	-	(1)	7,443
Deferred tax Assets relating to Allowance for Doubtful Accounts	5,149	918	6,067	(843)	-	(223)	5,001
Deferred tax Assets relating to Intangible revaluation	10,389	-	10,389	(1,244)	-	(1,494)	7,651
Deferred tax Assets relating to Other Deductible Temporary Differences	15,907	-	15,907	(3,838)	-	(741)	11,328
Total Deferred Tax Assets	189,067	1,627	190,694	29,772	4,707	(10,966)	214,207

	Opening Balance 01-01-2018 IAS 39	Amounts restated	Opening Balance 01-01-2018 IFRS 9	Deferred tax Expenses (Income)	Deferred tax of items charged to other comprehensive income	Increase (decrease) Net exchange differences	Closing balance 12-31-2018
Deferred Tax Liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S$
Deferred tax Liabilities relating to Property, Plant and Equipment	862,681	-	862,681	(23,428)	-	(7,782)	831,471
Deferred tax Liabilities relating to Financial Instruments	12,684	-	12,684	1,542	-	(1)	14,225
Deferred tax Liabilities relating to Biological Assets	676,876	-	676,876	2,060	-	(17,354)	661,582
Deferred tax Liabilities relating to Inventory	32,580	-	32,580	6,445	-	-	39,025
Deferred tax Liabilities relating to Prepaid Expenses	41,600	-	41,600	(3,703)	-	-	37,897
Deferred tax Liabilities relating to Intangible	22,014	-	22,014	(562)	-	(1,212)	20,240
Deferred tax Liabilities relating to Other Taxable Temporary Differences	17,731	-	17,731	6,450	-	(1,391)	22,790
Total Deferred Tax Liabilities	1,666,166	-	1,666,166	(11,196)	-	(27,740)	1,627,230

Temporary Differences

The following tables summarize the deductible and taxable temporary differences:

	12-31-2019		12-31-2018
	Deductible	Taxable	Deductible	Taxable
	Difference	Difference	Difference	Difference
Detail of classes of Deferred Tax Temporary Differences	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred Tax Assets	192,151		104,887
Deferred Tax Assets - Tax loss carryforward	144,652		109,320
Deferred Tax Liabilities		1,690,923		1,627,230
Total	336,803	1,690,923	214,207	1,627,230

	January - December
	2019	2018	2017
Detail of Temporary Difference Income and Loss Amounts	ThU.S.$	ThU.S.$	ThU.S.$
Deferred Tax Assets	82,081	(23,331)	6,079
Deferred Tax Assets - Tax loss carryforward	35,577	53,103	7,270
Deferred Tax Liabilities	(65,995)	11,196	168,279
Total	51,663	40,968	181,628

Income Tax Expense

Income tax expense consists of the following:

	January - December
	2019	2018	2017
Income Tax composition	ThU.S.$	ThU.S.$	ThU.S.$
Current income tax expense	(54,194)	(270,252)	(155,292)
Tax benefit arising from unrecognized tax assets previously used to reduce current tax expense	3,771	4,471	3,018
Prior period current income tax adjustments	(2,912)	(1,732)	(227)
Other current benefit tax (expenses)	1,137	(220)	1,865
Current Tax Expense, Net	(52,198)	(267,733)	(150,636)

Deferred tax expense relating to origination and reversal of temporary differences	16,086	(12,135)	174,358
Tax benefit arising from previously unrecognized tax loss carryforward	35,577	53,103	7,270
Total deferred Tax benefit (expense), Net	51,663	40,968	181,628
Income Tax benefit (expense), Total	(535)	(226,765)	30,992

The following table presents the current income tax expense detailed by foreign and domestic (Chile) companies at December 31, 2019, 2018 and 2017:

	January - December
	2019	2018	2017
	ThU.S.$	ThU.S.$	ThU.S.$
Foreign current income tax expense	(11,774)	(35,442)	(28,071)
Domestic current income tax expense	(40,424)	(232,291)	(122,565)
Total current income tax expense	(52,198)	(267,733)	(150,636)

Foreign deferred tax benefit (expense)	32,243	19,940	94,228
Domestic deferred tax benefit (expense)	19,420	21,028	87,400
Total deferred tax benefit (expense)	51,663	40,968	181,628

Total tax benefit (expense)	(535)	(226,765)	30,992

Reconciliation of income tax expense from statutory tax rate to the effective tax rate.

The reconciliation of income tax expense is as follows:

	January - December
	2019	2018	2017
Reconciliation of Income tax from Statutory Rate to Effective Tax Rate	ThU.S.$	ThU.S.$	ThU.S.$
Statutory domestic (Chile) income tax rate	27.0%	27.0%	25.5%
Tax Expense at statutory tax rate	(16,876)	(257,451)	(61,037)
Tax effect of foreign tax rates	1,120	3,464	(7,118)
Tax effect of revenues exempt from taxation	42,376	82,521	40,133
Tax effect of not deductible expenses	(40,552)	(53,510)	(28,783)
Tax rate effect of tax loss carry forwards	46	15	(44)
Tax effect of Previously Unrecognized Tax Benefit in the Statements of Profit or Loss	884	(91)	195
Tax effect of a new evaluation of assets for deferred not recognized taxes	12,865	-	5,311
Tax rate effect from change in tax rate (opening balances)	-	-	78,946
Tax rate effect of adjustments for current tax of prior periods	(2,912)	(1,732)	(227)
Other tax rate effects	2,514	19	3,616
Total adjustments to tax expense at applicable tax rate	16,341	30,686	92,029
Tax benefit (expense) at effective tax rate	(535)	(226,765)	30,992
Current tax assets and liabilities

The current tax assets and liabilities balances are as follow:

	12-31-2019	12-31-2018
Current tax Assets	ThU.S.$	ThU.S.$
Monthly Provisional Payments (MPP)	190,169	1,662
Income tax receivable	27,628	19,538
Fixed assets tax credits	57	-
Provision tax income	(39,490)	(1,371)
Other tax receivables	21,589	16,684
Total	199,953	36,513

	12-31-2019	12-31-2018
Current tax Liabilities	ThU.S.$	ThU.S.$
Provision tax income (First category)	10,626	260,538
Monthly Provisional Payments (MPP)	(9,309)	(107,023)
Article No. 21 tax	1	-
Other tax payables	924	127
Total	2,242	153,642